Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
The Plan’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.
Recently Adopted Accounting Pronouncements
The Company has determined that there have been no recently adopted or issued accounting standards that had, or will have, a material impact on the financial statements.
Investment Valuation and Income Recognition
The Plan’s and Master Trust’s investments are stated at fair value except for fully benefit-responsive investment contracts which are reported at contract value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Investment Committee determines the Plan’s and Master Trust’s valuation policies utilizing information provided by the investment advisors, custodians, and insurance companies. See Note 4 for a discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net depreciation in fair value of investments and Plan’s interest in Master Trust investment income include the gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent participant loans are reclassified as benefits paid to participants based upon the terms of the Plan document.
Administrative Expenses
Certain administrative expenses of the Plan are paid by the Company as provided in the Plan document. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in the net depreciation in fair value of investments and Plan’s interest in Master Trust investment income.
Payment of Benefits
Benefit payments to participants are recorded upon distribution. There are no amounts owed to participants who had elected to withdraw from the Plan, but had not been paid as of December 31, 2025 or 2024.